Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Summary of Composition of Plan Assets
(a)	Composition of plan assets-

	2025	2024	2023
Equity securities	$61	49	52
Government bonds	956	766	844

	$1,017	815	896

Summary of Movements in the Present Value of the Defined Benefits
(b)	Movements in the present value of the defined benefit-

	2025	2024	2023
Defined benefit obligations as of January 1	$209,913	236,737	186,081
Benefits paid by the plan	(11,819)	(12,661)	(7,753)
Current service costs	8,353	11,676	7,555
Interest cost	22,009	18,994	18,061
Personnel transfer cost (1)	108	57	331
Foreign exchange variance	27,738	(39,292)	27,028
Other, including curtailment gain and seniority premium adjustment	97	67	76

	256,399	215,578	231,379
Remeasurement of defined benefit liability losses/(gains) recognized in other comprehensive income:
Financial assumptions	19,317	(15,168)	6,477
Demographic assumptions	(4,233)	9,177	777
Experience adjustments	3,584	326	(1,896)

Defined benefit obligations as of December 31	$275,067	209,913	236,737

The Group expects to pay $9,411 in contributions to its defined benefit plans in 2026.

(1)	For the years ended December 31, 2025, 2024 and 2023, the Group recognized $1,147, $38 and $769 respectively, additional prior years cost for personnel transfers through retained earnings.

Summary of Movement in the Present Value of Plan Assets
(c)	Movement in the present value of plan assets-

	2025	2024	2023
Fair value of plan assets as of January 1	$815	896	681
Actual return on plan assets	61	69	215
Foreign exchange variance	141	(150)	—

Fair value of plan assets as of December 31	$1,017	815	896

Schedule of Remeasurement of Defined Benefit Liability Gains and (Losses) Recognized in Other Comprehensive Income
(d)	Remeasurement of defined benefit liability gains and (losses) recognized in other comprehensive income-

	2025	2024	2023
Cumulative amount as of January 1	$24,255	18,500	23,359
Personnel transfer cost	1,147	38	769
Recognized during the year	(18,668)	5,665	(5,358)
Effects of movements in foreign exchange rates	(4)	52	(270)

Cumulative amount as of December 31 (1)	$6,730	24,255	18,500

(1)	The effect in other comprehensive income is presented net of tax.

Summary of Significant Assumptions Used in Determining the Net Period Cost of the Plans
Significant assumptions used in determining the net period cost of the plans are as follows:

	2025	2024	2023
Expected rate of return on plan assets	9.34%	10.64%	9.00%
Discount rate	9.34%	10.64%	9.00%
Rate of compensation increase	4.54%	4.54%	4.54%
Remaining average labor life (over benefit obligations)	14 years	14 years	14 years

Summary of Relevant Actuarial Assumption Affected the Defined Benefit Obligation
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant would have affected the defined benefit obligation by the accounts shown below as of December 31, 2025:

	Increase	Decrease
Discount rate (0.5% movement)	$(6,967)	7,256

Rate of compensation (0.5% movement)	$(6,251)	6,780